Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2024
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$5,647	4.4	$361
Pay-fixed interest rate swap agreements - securities available for sale	148,895	2.8	13,265
Pay-fixed interest rate swap agreements - installment	100,000	2.4	77
Pay-fixed interest rate swap agreements - mortgage	147,000	2.2	283
Interest rate cap agreements - securities available for sale	40,970	3.3	334
Total	$442,512	2.6	$14,320

Cash flow hedge designation
Interest rate floor agreements - commercial	$375,000	2.3	$3,642
Interest rate floor agreements - short-term funding liabilities	25,000	3.4	312
Total	$400,000	2.1	$3,954

No hedge designation
Rate-lock mortgage loan commitments	$12,703	0.1	$100
Mandatory commitments to sell mortgage loans	19,874	0.1	62
Pay-fixed interest rate swap agreements - commercial	538,053	5.0	13,325
Pay-variable interest rate swap agreements - commercial	538,053	5.0	(13,325)
Total	$1,108,683	4.9	$162

	2023
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreement - commercial	$6,033	5.4	$349
Pay-fixed interest rate swap agreements - securities available for sale	148,895	3.9	15,287
Pay-fixed interest rate swap agreements - installment	100,000	3.4	(1,228)
Pay-fixed interest rate swap agreements - mortgage	100,000	4.3	(2,131)
Interest rate cap agreements - securities available for sale	40,970	4.3	456
Total	$395,898	3.9	$12,733

Cash flow hedge designation
Interest rate floor agreements - commercial	$150,000	3.5	$4,221

No hedge designation
Rate-lock mortgage loan commitments	$18,081	0.1	$173
Mandatory commitments to sell mortgage loans	30,442	0.1	(279)
Pay-fixed interest rate swap agreements - commercial	379,012	5.9	7,169
Pay-variable interest rate swap agreements - commercial	379,012	5.9	(7,169)
Total	$806,547	5.5	$(106)

Schedule of Derivative Instruments in Statement of Financial Condition, Fair Value
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2024		2023		2024		2023
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$14,336	Other assets	$15,636	Other liabilities	$350	Other liabilities	$3,359
Interest rate cap agreements	Other assets	334	Other assets	456	Other liabilities	—	Other liabilities	—
Interest rate floor agreements	Other assets	3,954	Other assets	4,221	Other liabilities	—	Other liabilities	—
		18,624		20,313		350		3,359
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	100	Other assets	173	Other liabilities	—	Other liabilities	—
Mandatory commitments to sell mortgage loans	Other assets	62	Other assets	—	Other liabilities	—	Other liabilities	279
Pay-fixed interest rate swap agreements - commercial	Other assets	15,799	Other assets	12,683	Other liabilities	2,474	Other liabilities	5,514
Pay-variable interest rate swap agreements - commercial	Other assets	2,474	Other assets	5,514	Other liabilities	15,799	Other liabilities	12,683
		18,435		18,370		18,273		18,476
Total derivatives		$37,059		$38,683		$18,623		$21,835

Derivative Instruments, Gain (Loss)
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2024	2023	2022		2024	2023	2022		2024	2023	2022
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$12	$(98)	$831
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities	(2,022)	(4,619)	15,493
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	1,305	(1,305)	77
Pay-fixed interest rate swap agreements - Mortgage								Interest and fees on loans	2,414	(2,131)	—
Interest rate cap agreements - securities available for sale	$23	$(848)	$—	Interest on securities	$(167)	$(262)	$—	Interest on securities	(145)	90	—
Interest rate cap agreements - installment	—	—	—	Interest and fees on loans	—	—	—	Interest and fees on loans	—	(14)	—
Total	$23	$(848)	$—		$(167)	$(262)	$—		$1,564	$(8,077)	$16,401
Cash Flow Hedges
Interest rate floor agreements - commercial	$(4,223)	$635	$—	Interest and fees on loans	$(1,199)	$(175)	$—	Interest and fees on loans	$(1,199)	$(175)	$—
Interest rate floor agreements - short-term funding liabilities	(12)	—	—	Interest expense	—	—	—	Interest expense	—	—	—
Total	$(4,235)	$635	$—		$(1,199)	$(175)	$—		$(1,199)	$(175)	$—
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(73)	$1,229	$(3,196)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	341	(594)	383
Pay-fixed interest rate swap agreements - commercial								Interest income	6,156	(9,894)	22,242
Pay-variable interest rate swap agreements -commercial								Interest income	(6,156)	9,894	(22,242)
Interest rate swaption agreement								Net gains on mortgage loans	—	—	(186)
Pay-variable interest rate swap agreement								Non-interest expense - other	—	(12)	—
Interest rate cap agreements								Interest expense	—	—	245
Total									$268	$623	$(2,754)